Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash Provided by Operating Activities

Highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents.

Supporting Information

For the years ended December 31	2018	2017

		(Note 33)
RECONCILIATION OF CASH PROVIDED BY OPERATING ACTIVITIES
Net earnings	$3,573	$327
Adjustments to reconcile net earnings to cash provided by operating activities
Gain on sale of investments in SQM and APC	(4,399)	–
Income tax related to the sale of the investment in SQM	977	–
Depreciation and amortization	1,592	692
Impairment of property, plant and equipment (Note 16)	1,809	305
Share-based compensation (Note 29)	116	11
Recovery of deferred income tax	(290)	(273)
Other long-term liabilities and miscellaneous	(188)	91

Subtotal of adjustments	(383)	826

CHANGES IN NON-CASH OPERATING WORKING CAPITAL
Receivables	(153)	47
Inventories	(887)	(10)
Prepaid expenses and other current assets	561	(13)
Payables and accrued charges	(659)	48

Subtotal of changes in non-cash operating working capital	(1,138)	72

CASH PROVIDED BY OPERATING ACTIVITIES	$2,052	$1,225

SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid	$507	$198
Income taxes paid	$1,155	$83

Summary of Changes in Liabilities Arising From Financing Activities

The following is a summary of changes in liabilities arising from financing activities:

	Short-Term Debt and Current Portion of Long-Term Debt [1]	Long-Term Debt	Total
Balance – December 31, 2017	$730	$3,711	$4,441
Debt acquired in Merger (Note 3)	878	4,930	5,808
Cash flows [1]	(927)	(12)	(939)
Reclassifications	1,023	(1,023)	–
Foreign currency translation and other non-cash changes	(72)	(15)	(87)

Balance – December 31, 2018	$1,632	$7,591	$9,223

Balance – December 31, 2016	$884	$3,707	$4,591

Cash flows [1]	(159)	(1)	(160)
Non-cash changes	5	5	10

Balance – December 31, 2017	$730	$3,711	$4,441

1	Cash inflows and cash outflows arising from short-term debt transactions are presented on a net basis.